Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Contributed capital surplus	Accumulated earnings (deficit)
Outstanding number of shares: Balance at beginning of year (in shares) at Dec. 31, 2020		143,327,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		56,917,924
Repurchases of shares (in shares)		0
Distribution of treasury shares (in shares)		190,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2021	200,435,621	200,435,621
Balance at beginning of year at Dec. 31, 2020		$ 7,215	$ (5,386)	$ 979	$ 1,732,670	$ (366,722)
Increase (decrease) in Equity [Roll Forward]
Shares issued		2,846		349,379
Repurchases of shares	$ 0
Distribution of treasury shares	1,077					(441)
Stock option expense				620
Other				(22)
Reclassified to contributed surplus				(350,671)
Distributions to shareholders					(320,692)	0
Reclassified from additional paid in capital					350,671
Net income						527,218
Balance at end of year at Dec. 31, 2021	$ 1,928,741	$ 10,061	(4,309)	285	1,762,649	160,055
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Repurchases of shares (in shares)		(400,000)
Distribution of treasury shares (in shares)		450,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2022	200,485,621	200,485,621
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 0		0
Repurchases of shares	$ (3,273)
Distribution of treasury shares	2,568					(1,740)
Stock option expense				566
Other				0
Reclassified to contributed surplus				0
Distributions to shareholders					(180,392)	(291,284)
Reclassified from additional paid in capital					0
Net income						461,847
Balance at end of year at Dec. 31, 2022	$ 1,917,033	$ 10,061	(5,014)	851	1,582,257	328,878
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Repurchases of shares (in shares)		(1,107,328)
Distribution of treasury shares (in shares)		250,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2023	199,628,293	199,628,293
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 0		0
Repurchases of shares	$ (8,357)
Distribution of treasury shares	1,844					(1,150)
Stock option expense				273
Other				0
Reclassified to contributed surplus				0
Distributions to shareholders					0	(100,020)
Reclassified from additional paid in capital					0
Net income						112,268
Balance at end of year at Dec. 31, 2023	$ 1,921,891	$ 10,061	$ (11,527)	$ 1,124	$ 1,582,257	$ 339,976